ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact On Business Combinations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Equity accounted investments	$ 895
Investment properties	3,669
Less:
Goodwill	14,550	$ 8,815	$ 5,317
Private Equity
Less:
Goodwill	5,218	2,411
Infrastructure [Member]
Less:
Goodwill	6,553	3,859
Renewable Power
Less:
Goodwill	977	941
Real Estate
Less:
Goodwill	1,357	1,157
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	475	2,173
Accounts receivable and other	7,483	5,648
Inventory	2,363	864
Equity accounted investments		12,752
Investment properties		33,024
Property, plant and equipment	17,453	12,576
Intangible assets		6,590
Deferred income tax assets	409	840
Total assets	50,789	78,625
Less:
Accounts payable and other	(9,945)	(7,137)
Non-recourse borrowings	(3,920)	(25,393)
Deferred income tax liabilities	(2,426)	(1,264)
Non-controlling interests	(2,665)	(3,684)
Total liabilities	(18,956)	(37,478)
Net assets acquired	31,833	41,147
Consideration	31,829	39,596
Goodwill		4,158
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	344	388
Accounts receivable and other	6,706	623
Inventory	2,230	5
Equity accounted investments	847	29
Investment properties	0	0
Property, plant and equipment	6,650	2,970
Intangible assets	7,057	386
Deferred income tax assets	363	582
Total assets	27,676	5,169
Less:
Accounts payable and other	(5,025)	(715)
Non-recourse borrowings	(1,084)	(2,023)
Deferred income tax liabilities	(1,142)	(210)
Non-controlling interests	(1,749)	(22)
Total liabilities	(9,000)	(2,970)
Net assets acquired	18,676	2,199
Consideration	18,672	1,807
Goodwill	3,479	186
Total | Infrastructure [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	94	658
Accounts receivable and other	553	2,267
Inventory	74	686
Equity accounted investments	48	329
Investment properties	211	0
Property, plant and equipment	8,710	4,913
Intangible assets	3,248	2,942
Deferred income tax assets	46	38
Total assets	17,212	12,804
Less:
Accounts payable and other	(2,425)	(3,654)
Non-recourse borrowings	(1,980)	(3,668)
Deferred income tax liabilities	(1,248)	(157)
Non-controlling interests	(828)	(515)
Total liabilities	(6,481)	(7,994)
Net assets acquired	10,731	4,810
Consideration	10,731	4,810
Goodwill	2,644	971
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	31	1,056
Accounts receivable and other	114	2,247
Inventory	46	150
Equity accounted investments	0	12,379
Investment properties	3,458	33,024
Property, plant and equipment	785	1,748
Intangible assets	28	54
Deferred income tax assets	0	220
Total assets	4,464	50,974
Less:
Accounts payable and other	(2,394)	(2,177)
Non-recourse borrowings	(537)	(18,218)
Deferred income tax liabilities	0	(58)
Non-controlling interests	(88)	(2,603)
Total liabilities	(3,019)	(23,056)
Net assets acquired	1,445	27,918
Consideration	1,445	26,759
Goodwill	2	96
Total | Renewable Power and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	6	71
Accounts receivable and other	110	511
Inventory	13	23
Equity accounted investments	0	15
Investment properties	0	0
Property, plant and equipment	1,308	2,945
Intangible assets	0	3,208
Deferred income tax assets	0	0
Total assets	1,437	9,678
Less:
Accounts payable and other	(101)	(591)
Non-recourse borrowings	(319)	(1,484)
Deferred income tax liabilities	(36)	(839)
Non-controlling interests	0	(544)
Total liabilities	(456)	(3,458)
Net assets acquired	981	6,220
Consideration	981	6,220
Goodwill	0	2,905
Costs
Disclosure of detailed information about business combination [line items]
Intangible assets	10,333
Less:
Goodwill	15,412	$ 9,198	$ 5,707
Costs | Total
Less:
Goodwill	$ 6,125